Sarah M. Coutu State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1483 Fax +1 617 369 0204 scoutu@statestreet.com

March 9, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)

Securities Act File No. 333-179904

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 23, 2015 to the prospectus for iShares U.S. Fixed Income Balanced Risk ETF. The purpose of this filing is to submit the 497 dated February 23, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1483.

Very truly yours,

/s/ Sarah Coutu
Sarah Coutu

cc: Benjamin Haskin, Esq.